Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw material	$54,163	$55,029
Work in process	230,646	135,341
Goods in transit	971,550	1,044,733
Inventories provision	(72,787)	(18,058)
Total inventories	$1,183,572	$1,217,045

Schedule of Provision for Inventory

The movement of provision for inventory was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$(18,058)	$(12,359)	$(1,801)
Provision during the year	(55,510)	(5,936)	(11,090)
Foreign exchange difference	781	237	532
Balance at end of the year	$(72,787)	$(18,058)	$(12,359)